CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net loss	$ (18,771)	$ (4,472)	$ (10,343)	$ (4,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,583	2,461	3,600	1,922
Provision for doubtful accounts	521	63	285	203
Stock-based compensation	6,277	507	3,288	110
Issuance of restricted stock		20	33	54
Amortization of debt discount	1	6	8	13
Loss (gain) on disposal of property, equipment and software	(26)		63
Change in fair value of preferred stock warrant liability	4,740	1,093	2,308	295
Changes in operating assets and liabilities:
Accounts receivable	(21,236)	(15,586)	(31,129)	(10,005)
Prepaid expenses and other current assets	(941)	(679)	(751)	(153)
Other assets	(700)	(251)	(389)	37
Accounts payable	12,532	3,951	9,612	3,580
Accrued and other liabilities	5,496	2,235	4,066	1,065
Deferred rent	100	315	359	81
Deferred revenue	264	18	187	(8)
Net cash used in operating activities	(7,160)	(10,319)	(18,803)	(7,131)
INVESTING ACTIVITIES:
Purchases of property, equipment and software	(5,564)	(2,513)	(4,089)	(1,964)
Capitalized internal use software development costs	(4,486)	(3,294)	(4,674)	(2,629)
Net cash used in investing activities	(10,050)	(5,807)	(8,763)	(4,593)
FINANCING ACTIVITIES:
Proceeds from the issuance of common stock in initial public offering, net of underwriting discounts and commission	107,880
Issuance costs related to initial public offering	(1,534)
Proceeds from the issuance of convertible preferred stock		34,500	34,500	6,550
Proceeds from the exercise of convertible preferred stock warrants	97
Issuance costs related to convertible preferred stock		(105)	(107)	(49)
Proceeds from exercise of vested common stock options	208	46	54	28
Proceeds from early exercise of unvested common stock options	1,058	378	460	124
Repurchases of common stock options early exercised	(11)	(3)	(2)	(1)
Borrowings from line of credit	10,000	4,000	4,000	2,000
Repayment of line of credit		(6,000)	(6,000)
Proceeds from issuance of long-term debt	10,000	3,000	5,000
Repayment of long-term debt	(114)	(311)	(421)	(370)
Net cash provided by financing activities	127,584	35,505	37,484	8,282
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	12	(51)	(93)	(10)
CHANGE IN CASH AND CASH EQUIVALENTS	110,386	19,328	9,825	(3,452)
CASH AND CASH EQUIVALENTS-Beginning of period	14,896	5,071	5,071	8,523
CASH AND CASH EQUIVALENTS-End of period	125,282	24,399	14,896	5,071
SUPPLEMENTAL DISCLOSURES OF OTHER CASH FLOW INFORMATION:
Cash paid for income taxes	348
Cash paid for interest	543	233	286	202
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property and equipment recorded in accounts payable and accruals	4,952	232	882	55
Deferred offering costs recorded in accrued liabilities	3,194		15
Vesting of early exercised options	229	91	125	10
Stock-based compensation capitalized in internally developed software costs	437
Conversion of convertible preferred stock to common stock	60,617
Conversion of preferred stock warrants to common stock	$ 7,481